Shareholder Report, Line Graph (Details) 74200001140_Franklin Managed Income Fund_Class R6_TSR Annual {Class R6} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	$ 18,232	$ 15,267	$ 15,175	$ 16,535	$ 13,386	$ 13,502	$ 11,934	$ 11,789	$ 10,590	$ 10,000	$ 19,324
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424	10,000	$ 37,343
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index
Accumulated Value	17,571	14,617	14,527	16,041	13,964	13,874	12,310	11,990	10,850	10,000	$ 18,714
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,370	$ 10,286	$ 10,249	$ 12,155	$ 12,214	$ 11,502	$ 10,315	$ 10,531	$ 10,437	$ 10,000	$ 12,071